UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

DF Tactical 30 ETF

(DFTT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical 30 ETF for the period of November 11, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/. You can also request this information by contacting us at 1-800-642-4276.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Tactical 30 ETF	$9	0.69%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized

Fund Statistics

  Net Assets$13,281,263
  Number of Portfolio Holdings31
  Advisory Fee $9,182
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.7%
Common Stocks	98.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
49.7%
Health Care
12.0%
Communications
11.3%
Industrials
11.2%
Financials
8.9%
Consumer Discretionary
4.7%
Real Estate
2.0%
Collateral for Securities Loaned
1.7%
Liabilities in Excess of Other Assets
-1.5%

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Collateral for Securities Loaned	1.7%
Real Estate	2.0%
Consumer Discretionary	4.7%
Financials	8.9%
Industrials	11.2%
Communications	11.3%
Health Care	12.0%
Technology	49.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	11.8%
Apple, Inc.	10.8%
Alphabet, Inc. - Class A	9.2%
Broadcom, Inc.	5.1%
Tesla, Inc.	4.7%
Eli Lilly & Company	4.2%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
General Electric Company	2.6%
Micron Technology, Inc.	2.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

DF Tactical 30 ETF

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.donoghueforlinesetfs.com/etfs/tactical-30-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DFTT

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DF Tactical 30 ETF

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

1-800-642-4276

www.donoghueforlinesetfs.com

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 2.0%
401	AppLovin Corporation, Class A(a)	$270,202

	AEROSPACE & DEFENSE - 5.0%
1,129	General Electric Company	347,766
1,719	RTX Corporation	315,265
		663,031
	AUTOMOTIVE - 4.7%
1,394	Tesla, Inc.(a)	626,910

	BANKING - 2.3%
2,606	Citigroup, Inc.	304,094

	BIOTECH & PHARMA - 9.8%
1,557	AbbVie, Inc.	355,759
520	Eli Lilly & Company	558,833
1,846	Johnson & Johnson	382,029
		1,296,621
	ELECTRICAL EQUIPMENT - 4.0%
2,019	Amphenol Corporation, Class A	272,848
399	GE Vernova, Inc.	260,774
		533,622
	HEALTH CARE REIT - 2.0%
1,406	Welltower, Inc.	260,968

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
348	Goldman Sachs Group, Inc. (The)	305,893
1,642	Morgan Stanley	291,504
		597,397
	INTERNET MEDIA & SERVICES - 9.3%
3,913	Alphabet, Inc., Class A	1,224,769

	MACHINERY - 2.2%
515	Caterpillar, Inc.(b)	295,028

See accompanying notes to financial statements.

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.2%
513	Thermo Fisher Scientific, Inc.	$297,258

	SEMICONDUCTORS - 30.3%
1,527	Advanced Micro Devices, Inc.(a)	327,022
1,075	Applied Materials, Inc.	276,264
1,974	Broadcom, Inc.	683,201
6,876	Intel Corporation(a)	253,724
225	KLA Corporation	273,393
1,743	Lam Research Corporation	298,367
1,212	Micron Technology, Inc.	345,917
8,406	NVIDIA Corporation	1,567,719
		4,025,607
	SOFTWARE - 4.3%
515	Crowdstrike Holdings, Inc., Class A(a)	241,411
1,889	Palantir Technologies, Inc., Class A(a)	335,770
		577,181
	SPECIALTY FINANCE - 2.1%
758	American Express Company	280,422

	TECHNOLOGY HARDWARE - 12.8%
5,266	Apple, Inc.	1,431,615
2,027	Arista Networks, Inc.(a)	265,598
		1,697,213
	TECHNOLOGY SERVICES - 2.3%
1,018	International Business Machines Corporation	301,542

	TOTAL COMMON STOCKS (Cost $13,031,382)	13,251,865

See accompanying notes to financial statements.

DF TACTICAL 30 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
228,532	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $228,532)(c),(d)	$228,532

	TOTAL INVESTMENTS - 101.5% (Cost $13,259,914)	$13,480,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(199,134)
	NET ASSETS - 100.0%	$13,281,263

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $222,274.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $228,532 at December 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

DF Tactical 30 ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

ASSETS
Investment securities:
At cost	$13,259,914
At value (Securities on loan $222,274)	$13,480,397
Cash	36,870
Dividends receivable	1,711
TOTAL ASSETS	13,518,978

LIABILITIES
Securities lending collateral	228,532
Investment advisory fees payable	9,183
TOTAL LIABILITIES	237,715
NET ASSETS	$13,281,263

NET ASSETS CONSIST OF:
Paid in capital	$12,993,919
Accumulated earnings	287,344
NET ASSETS	$13,281,263

NET ASSET VALUE PER SHARE:
Net Assets	$13,281,263
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	530,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$25.06

See accompanying notes to financial statements.

DF Tactical 30 ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2025(a)

INVESTMENT INCOME
Dividends	$10,037
TOTAL INVESTMENT INCOME	10,037

EXPENSES
Investment advisory fees	9,182
TOTAL EXPENSES	9,182

NET INVESTMENT INCOME	855

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	66,006
Net change in unrealized appreciation on:
Investments	220,483
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	286,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$287,344

(a)	The Fund commenced operations on November 11, 2025.

See accompanying notes to financial statements.

DF Tactical 30 ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2025 (a)
(Unaudited)
FROM OPERATIONS:
Net investment income	$855
Net realized gain on investments	66,006
Net change in unrealized appreciation on investments	220,483
Net increase in net assets resulting from operations	287,344

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	12,993,919
Net increase in net assets resulting from shares of beneficial interest	12,993,919

TOTAL INCREASE IN NET ASSETS	13,281,263

NET ASSETS
Beginning of Period	—
End of Period	$13,281,263

SHARE ACTIVITY
Shares Sold	530,000
Net increase in shares of beneficial interest outstanding	530,000

(a)	The Fund commenced operations on November 11, 2025.

See accompanying notes to financial statements.

DF Tactical 30 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
December 31, 2025 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.00 (3)
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.06
Net asset value, end of period	$25.06
Total return (4,5)	0.24%
Net assets, at end of period (000s)	$13,281
Ratio of expenses to average net assets (6)	0.69%
Ratio of net investment income to average net assets (6)	0.06%
Portfolio Turnover Rate (5,7)	48%

(1)	The Fund commenced operations on November 11, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Rounds to less than 0.01.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The DF Tactical 30 ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust (the “Trust”), trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund primarily seeks to provide long-term capital appreciation. The Fund commenced operations on November 11, 2025.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Fund’s investments measured at fair value:

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stocks	$13,251,865	$—	$—	$—	$13,251,865
Collateral for Securities on Loaned	—	—	—	228,532	228,532
Total	$13,251,865	$—	$—	$228,532	$13,480,397

The Fund did not hold any Level 2 and Level 3 securities during the period ended December 31, 2025.

*	Please refer to the Schedule of Investments for industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities

Exchange Traded Funds - The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be recorded related to uncertain tax positions by the Fund in its June 30, 2026 tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $5,809,372 and $5,754,853, respectively.

For the period ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $12,910,857 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment Adviser (the “Adviser”) . Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Fund pays the adviser, on a monthly basis, an annual advisory fee equal to 0.69% of the Fund’s average daily net assets. The Investment Advisory Agreement between the Fund and adviser provides that, for the duration of the Investment Advisory Agreement, the Adviser will pay all operating expenses of the Fund, except for the advisory fee, payments made under the Fund’s 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses. For the period ended December 31, 2025, the Fund incurred $9,182 in advisory fees.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Trustee Fees – The Independent Trustees are compensated for their services to the Fund by the Adviser as part of the administration services agreement. In addition, the Adviser reimburses independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. During the period ended December 31, 2025 the Fund did not incur any Trustee Fees.

5.	SECURITIES LENDING

Under the securities lending agreement with U.S Bank N.A., the Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of December 31, 2025:

Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statements of	the Statements	Financial	Pledged
	Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Description:
Securities Loaned	$222,274	$—	$222,274	$—	$222,274	$—
Total	$222,274	$—	$222,274	$—	$222,274	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of December 31, 2025:

Securities Lending Transactions
Overnight and Continuous
Mount Vernon Liquid Assets Portfolio, LLC.	$228,532

The fair value of the securities loaned was $ 222,274 as of December 31, 2025. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $228,532 as of December 31, 2025. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statement of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$13,259,914	$384,656	$(164,173)	$220,483

DF Tactical 30 ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the period ended December 31, 2025, the Fund did not receive any fixed or variable fees.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DF Tactical 30 ETF
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Donoghue Forlines, LLC

Adviser to DF Tactical 30 ETF*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Donoghue Forlines, LLC (“Adviser” or “Donoghue”) and the Trust, with respect to the DF Tactical 30 ETF (“DF Tactical” or the “Fund”). In consideration of the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Donoghue was founded in 1986 with approximately $718 million in combined discretionary and non-discretionary assets primarily specializing in active tactical management. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for the advisory services to be provided to the Fund. The Trustees noted that Donoghue performs research and analysis of technical indicators to identify market trends specific to the strategy and balances it with a fundamental top-down macro analysis to determine when to be invested or defensive. The Trustees further noted the Fund will select 30 of the largest 100 U.S. stocks from the Tactical Index by market cap based on price momentum and as a defensive strategy will employ a tactical risk overlay that uses longer-term exponential moving average to exit the 30 stocks and shift to short term treasuries or treasury ETFs. The Trustees acknowledged that the fund portfolio managers will rebalance the ETF quarterly, adjusting for cash flows, out of weight positions, and will manage the tracking error to the underlying index. The Trustees recognized that the Fund will not use derivative products. The Trustees noted that Donoghue does not utilize artificial intelligence in its investment process. The Trustees acknowledged that Donoghue’s CCO and COO review the website at least quarterly with established calendar reminders to update certain information, but notes that the website is a continued work in progress. The Trustees noted that Donoghue reported no cybersecurity incidents over the past year, carries cybersecurity insurance, provides regular employee cybersecurity training, conducts phishing testing, and uses an IT vendor to provide cybersecurity monitoring. The Trustees further noted that no material compliance or litigation issues were reported over the past 36 months, acknowledging that Donoghue was currently in the process of undergoing a routine SEC examination. The Trustees acknowledged they were familiar with Donoghue from the mutual funds they manage within the series and noted they provide more than sufficient resources to support a tactically driven active management style. The Trustees concluded that they expect Donoghue to provide high quality services to the Funds and their shareholders.

Performance. The Trustees noted that Donoghue had performed back testing that showed the Fund has an opportunity to perform well. The Trustees acknowledged that the back testing compared favorably to the S&P 500, returning 12.85% since July 2001. The Trustees noted that Donoghue has extensive experience in the implementation of the model to be utilized by the Fund. The Trustees concluded that Donoghue is well suited to implement the Fund strategy.

Donoghue Tactical 30 ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Fees and Expenses. The Trustees noted that the proposed advisory fee for the Fund will be a unitary fee of 0.69%, which ranks in the 45th percentile in the Broadridge peer group. After a discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered that, as the Fund had not yet commenced operations, Donoghue had not achieved economies of scale with respect to the Fund. The Board noted, however, that Donoghue had agreed to review economies of scale with respect to the Fund as the Fund grows in assets. The Trustees noted that there were currently no capacity limitations for the Fund.

Profitability. The Trustees reviewed the information provided by Donoghue regarding its estimated profitability analysis in terms of absolute dollars and as a percentage of the advisory fee revenue, with respect to its providing investment advisory services to the Fund. The Trustees noted that Donoghue had estimated losses of approximately $176,000 in its first year and approximately $119,000 in the second year. After a discussion, the Trustees concluded that excessive profitability was not an issue at this time.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/4/2026